PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 5    -    PROPERTY AND EQUIPMENT

Composition:

	December 31,
	2025	2024

	U.S. $ in thousands
Cost:
Office furniture and equipment	75	75
Computer software and electronic equipment	249	249
Laboratory equipment	2,276	2,276
Leasehold improvements	837	837
	3,437	3,437
Accumulated depreciation:
Office furniture and equipment	62	55
Computer software and electronic equipment	249	249
Laboratory equipment	2,074	1,897
Leasehold improvements	817	802
	3,202	3,003
Depreciated cost	235	434

Depreciation expenses for the years ended December 31, 2025 and December 31, 2024 were $199 and $240, respectively.